Nature of business and operations (Details) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended	0 Months Ended		0 Months Ended							0 Months Ended				0 Months Ended
	May 11, 2009	Jun. 30, 2013	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2012 Scenario, Forecast [Member]	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos) Conversion of Principal Amount [Member] Convertible Unsecured Debt [Member]	Dec. 31, 2012 Chief Executive Officer (John N. Hatsopoulos) Scenario, Forecast [Member]	Dec. 28, 2012 Ilios	May 11, 2009 Ilios Number	May 04, 2009 Ilios	Jun. 30, 2013 Ilios	Dec. 31, 2012 Ilios	Dec. 31, 2011 Ilios	Dec. 31, 2010 Ilios	Jan. 19, 2012 Ilios Private placement to accredited investors	Jul. 24, 2009 Ilios Private placement to accredited investors	Jun. 30, 2013 Ilios Private placement to accredited investors	Dec. 31, 2012 Ilios Private placement to accredited investors	Dec. 28, 2012 Ilios Private placement to Tecogen	Dec. 29, 2011 Ilios Private placement to Tecogen	Jun. 03, 2011 Ilios Private placement to Tecogen	Jun. 30, 2013 Ilios Private placement to Tecogen	Dec. 31, 2012 Ilios Private placement to Tecogen	Dec. 31, 2011 Ilios Private placement to Tecogen
Sale of Stock By Subsidiary [Line Items]
Investment in subsidiary										$ 8,400
Number of shares of subsidiary common stock received by the Company						427,432				8,400,000
Number of shares of subsidiary common stock sold by the Company									1,400,000
Subsidiary common stock sold by the Company, price in usd per share									$ 0.50
Number of stockholders who purchased the subsidiary shares									2
Extinguishment of demand notes payable, convertible debentures and accrued interest	700,000
Subsidiary sale of stock, shares															1,000,000	2,710,000			1,000,000	1,000,000	500,000
Subsidiary sale of stock, price in usd per share				$ 0.50												$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50
Proceeds received by subsidiary for issuance of stock								500,000							500,000	1,352,500			500,000	500,000	250,000
The Company's ownership percentage in subsidiary			65.00%								65.00%	65.00%	67.40%	63.00%
Number of Operating Segments		1	1
Line of Credit Facility, Maximum Borrowing Capacity							$ 1,000,000
Line of Credit Facility, Interest Rate During Period					1.50%
Line of Credit Facility, Expiration Date					Mar. 31, 2014